Fees Summary	Aug. 18, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 7,014,000.00
Previously Paid Amount	0.00
Total Fee Amount	968.63
Total Offset Amount	0.00
Net Fee	968.63
Narrative - Max Aggregate Offering Price	$ 7,014,000.00
Final Prospectus	true